Convertible Debt	6 Months Ended
Jun. 30, 2026
Convertible Debt [Abstract]
CONVERTIBLE DEBT

NOTE 12 – CONVERTIBLE DEBT

On March 23, 2026, the Company issued a senior secured convertible promissory note, due March 23, 2027 (the “Note”), with a face value of $21 million in exchange for gross proceeds of approximately $19 million. The difference between the proceeds and the face value is recorded as an OID.

The Note matures 12 months from issuance and does not bear stated interest. The Note is repayable by the Company in nine monthly installments of approximately $2.3 million each, commencing on the 90th day following the issuance date. The Company may settle such repayments of principal in cash, Ordinary Shares, or a combination thereof, subject to the terms of the Note, with cash repayments including an additional 4% premium. To secure the Company’s obligations under the Note, the Company entered into a security agreement, pursuant to which the Company granted to the holder of the Note a first priority security interest in certain of the Company’s accounts containing the Company’s digital assets, including its RAIN token portfolio, including, among other things, all digital assets and other assets in such accounts, all books and records related thereto and any and all proceeds thereof.

On June 22, 2026, the Company elected to settle the first scheduled principal installment under the Note by issuing 265,907 Ordinary Shares to the holder of the Note. The shares had an aggregate value of $2,485,000, which was applied toward the repayment of the first principal installment in accordance with the terms of the Note.

The debt host contract is accounted for as a financial liability in accordance with ASC 470 and is subsequently measured at amortized cost using the effective interest method.

Certain embedded features within the Note were bifurcated and accounted for as a derivative liability (see Note 13 – Derivative Liability). The issuance costs totaling $1,079,000 at initial recognition were allocated between the debt host contract and the derivative liability.

The Note is presented net of unamortized discount and issuance costs totaling $1,790,000 as of June 30, 2026. Interest expense for the three and six-month periods ended June 30, 2026 included amortization of the OID and issuance costs of $1,328,000 and $1,442,000, respectively.